Customer deposits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Customer Deposits [Line Items]
Advances for real estate properties	$ 3,218,686,349		$ 1,683,218,520
Add: increase in revenue recognized in excess of amounts received from customers	32,408,393		76,399,991
Less: recognized as progress billings (Note 4)	(1,329,243,487)		(1,321,276,798)
Customer deposits (Note 2(n))	$ 1,921,851,255	$ 2,040,385,658	$ 438,341,713
Minimum [Member]
Customer Deposits [Line Items]
Customer deposits backed by mortgage loans, percentage	40.00%
Maximum [Member]
Customer Deposits [Line Items]
Customer deposits backed by mortgage loans, percentage	80.00%